EMPLOYEE BENEFIT PLANS (Reconciliation of Changes in Fair Value of Level III Assets) (Detail) (Level 3 [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Schedule Of Reconciliation Of Changes In Fair Value Of Assets And Liabilities [Line Items]
Fair Value Beginning Balance	$ 21	$ 19
Actual Return on Plan Assets:
Assets Held at Reporting Date	3	2
Purchases, Sales, and Settlements	(1)
Fair Value Ending Balance	23	21
Private Equity
Schedule Of Reconciliation Of Changes In Fair Value Of Assets And Liabilities [Line Items]
Fair Value Beginning Balance	7	6
Actual Return on Plan Assets:
Assets Held at Reporting Date	1	1
Purchases, Sales, and Settlements	(1)
Fair Value Ending Balance	7	7
Real Estate
Schedule Of Reconciliation Of Changes In Fair Value Of Assets And Liabilities [Line Items]
Fair Value Beginning Balance	14	13
Actual Return on Plan Assets:
Assets Held at Reporting Date	2	1
Purchases, Sales, and Settlements	0
Fair Value Ending Balance	$ 16	$ 14